7. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Loan outstanding balance			$ 65,292
Interest expense related party			1,955
Officers compensation	86,576	62,528	318,144	237,134
Repayment of debt	0	0	0	150,000
Accounts payable and accrued expenses - related party	119,099		86,325	97,138
Accrued interest- related party	347,870		326,467	259,796
Shareholder
Amount due to related party			769,420
Interest expense related party				2,001
Repayment of debt				150,000
Accrued interest- related party	$ 11,250		$ 10,760	$ 8,310